Organization (Details Narrative) (Holdings [Member])	0 Months Ended
Nov. 16, 2013
Holdings [Member]
Shares issued during period for share exchange agreement	65,640,207
Percentage of common stock issued and outstanding shares holdings in exchange	100.00%